Other long-term debt	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Other long-term debt [Abstract]
Other long-term debt

9. Other long-term debt:

Other long-term debt consists of the following:

in thousands
	March 31, 2012	September 30, 2011
Laurus/Valens Term Notes	$5,006	$8,669
McKesson Note	4,343	4,343
March 2014 Distributions	1,692	2,188
Biovest Laurus/Valens Term A and Term B Notes	27,627	27,626
Biovest March 2014 Obligations	2,833	2,769
Biovest Minnesota MIF Loan	241	247
Biovest Coon Rapids EDA Loan	100	102

	41,842	45,944
Less current maturities	(23,481)	(3,680)

	$18,361	$42,264

Laurus/Valens Term Notes:

On November 17, 2010, the Company issued security agreements and term notes to Laurus Master Fund, Ltd. (in liquidation), PSource Structured Debt Limited, Valens Offshore SPV I, Ltd., Valens Offshore SPV II, Corp., Valens U.S. SPV I, LLC, and LV Administrative Services, Inc. (collectively, “Laurus/Valens”), in the original aggregate principal amount of $8.8 million (the “Laurus/Valens Term Notes”) in compromise and satisfaction of allowed secured claims prior to November 17, 2010. The following are the material terms and conditions of the Laurus/Valens Term Notes (as amended on December 15, 2011):

•	mature on May 17, 2013 and November 17, 2013, respectively, and may be prepaid at any time without penalty;

•	interest accrues at the rate of 8.5% per annum (with a 12.5% per annum default rate), and is payable at the time of any principal payment or prepayment of principal; and

•

secured by (a) a first lien on all of the assets of the Company, junior only to certain permitted liens granted under the Biovest Plan and (b) a pledge by the Company to Laurus/Valens of 20,115,818 shares of Biovest common stock owned by the Company.

The aggregate principal balance of the Laurus/Valens Term Notes, at March 31, 2012, was approximately $5.0 million.

McKesson Note:

On November 17 2010, the Company issued, a promissory note in the original principal amount of $4,342,771 (the “McKesson Note”) to McKesson Corporation (“McKesson”) in satisfaction of McKesson’s approved secured claims prior to November 17, 2010. The following are the material terms and conditions of the McKesson Note:

•	payable in cash in one installment on March 17, 2014 (unless earlier accelerated, as described below) and the outstanding principal together with all accrued but unpaid interest is due on such date;

•	interest accrues at a fixed rate of 5% per annum (with a 10% per annum default rate);

•	the Company may prepay all or any portion of the McKesson Note, without penalty, at any time; and

•	secured by a lien on 6,102,408 shares of Biovest common stock owned by the Company.

The principal balance of the McKesson Note, at March 31, 2012, was approximately $4.3 million.

March 2014 Distributions:

On November 17, 2010, the Company became obligated to pay distributions in cash, approximately $2.4 million to certain of the Company’s unsecured creditors under the Plan. The distributions mature on March 17, 2014, and the outstanding principal together with all accrued but unpaid interest is due on such date. Interest accrues and is payable on the outstanding principal amount at a fixed rate of 5% per annum. The aggregate principal balance of the distributions, at March 31, 2012, was approximately $1.7 million.

Biovest Laurus/Valens Term A and Term B Notes:

On November 17, 2010, Biovest issued two types of notes – one type in the aggregate principal amount of $24.9 million (the “Term A Notes”) and one type in the aggregate principal amount of $4.2 million (the “Term B Notes”) to Laurus/Valens in compromise and satisfaction of secured claims prior to November 17, 2010. The following are the material terms and conditions of the Term A Notes:

•	due in one installment of principal and interest due at maturity on November 17, 2012;

•	interest accrues at the rate of 8% per annum (with a 12% per annum default rate), and is payable at the time of any principal payment or prepayment of principal;

•	Biovest may prepay the Term A Notes, without penalty, at any time; and

•	Biovest is required to make mandatory prepayments under the Term A Notes as follows:

•

a prepayment equal to 30% of the net proceeds (i.e., the gross proceeds received less any investment banking or similar fees and commissions and legal costs and expenses incurred by Biovest) of certain capital raising transactions (with certain exclusions), but only up to the then outstanding principal and accrued interest under the Term A Notes;

•	from any intercompany funding by the Company to Biovest (with certain exceptions and conditions); and

•

a prepayment equal to 50% of the positive net cash flow of Biovest for each fiscal quarter after the November 17, 2010, less the amount of certain capital expenditures on certain biopharmaceutical products of Biovest made during such fiscal quarter or during any prior fiscal quarter ending after December 31, 2010.

On November 18, 2010, Biovest prepaid the Term A Notes in an amount equal to $1.4 million from the proceeds received in the Exit Financing.

The following are the material terms and conditions of the Term B Notes:

•	due in one installment of principal and interest due at maturity on November 17, 2013;

•	interest accrues at the rate of 8% per annum (with a 12% per annum default rate), and is payable at the time of any principal payment or prepayment of principal;

•	Biovest may prepay the Term B Notes, without penalty, at any time; and

•

provided that the Term A Notes have been paid in full, Biovest is required to make mandatory prepayments under the Term B Notes from any intercompany funding by the Company to Biovest (with certain exceptions and conditions), but only up to the amount of the outstanding principal and accrued interest under the Term B Notes.

The Term A Notes and the Term B Notes are secured by a lien on all of the assets of Biovest, junior only to the lien granted to Corps Real and to certain permitted liens by Biovest. The Term A Notes and the Term B Notes are guaranteed by the Company (the “Accentia Guaranty”), up to a maximum amount of $4,991,360. The Accentia Guaranty is secured by a pledge by the Company of 20,115,818 shares of Biovest common stock owned by the Company (see Note 15 - Subsequent event).

Biovest March 2014 Obligations:

On November 17, 2010, Biovest became obligated to pay certain of its unsecured creditors, in the aggregate principal amount of approximately $2.7 million in cash together with interest at 5% per annum to be paid in one installment on March 27, 2014 (the “March 2014 Obligations”). The aggregate principal balance of the March 2014 Obligations, increased by approximately $0.12 million due to allowing a previously unfiled unsecured claim and the amendment of the amount owed on an unsecured claim. The March 2014 Obligations differed from the previously recorded liability, Biovest recorded a $0.07 million gain on reorganization for the six months ended March 31, 2012.

Biovest Coon Rapids Economic Development Authority Loans (Minnesota MIF Loan and Coon Rapids EDA Loan):

On May 6, 2011, Biovest closed two financing transactions with the Economic Development Authority for the City of Coon Rapids, Minnesota and the Minnesota Investment Fund, which provide capital to help add workers and retain high-quality jobs in the State of Minnesota. Biovest issued two secured promissory notes in the aggregate amount of $0.353 million, which amortize over 240 months, with a balloon payment of $0.199 million due on May 1, 2021 (the “Notes”). The Notes bear interest as follows, yielding an effective interest rate of 4.1%:

•	Months 1-60 at 2.5% interest

•	Months 61-80 at 5.0% interest

•	Months 81-100 at 7.0% interest

•	Months 101-120 at 9.0% interest

Biovest may prepay the Notes at any time prior to maturity without penalty. Proceeds from the transaction in the amount of $0.353 million were used to fund capital improvements made to Biovest’s existing manufacturing facility in Minneapolis (Coon Rapids), Minnesota.

Future maturities of other long-term debt are as follows:

in thousands
12 months ending March 31,
2013	$23,481
2014	15,216
2015	2,848
2016	15
Thereafter	282

$41,842

11. Other long-term debt:

Other long-term debt consists of the following:

in thousands
	September 30, 2011	September 30, 2010
Accentia Class 2 Laurus/Valens Term Note	$8,669	$—
Accentia Class 4 Promissory Note	4,343	—
Accentia Class 10 Plan Distributions	2,188	—
Biovest Laurus/Valens Term Notes	27,626	—
Biovest Class 8 Plan Distributions	2,769	—
Biovest Minnesota MIF Loan	247	—
Biovest Coon Rapids EDA Loan	102	—

	45,944	—
Less current maturities	(3,680)	—

	$42,264	$—

Accentia Class 2 Laurus/Valens Term Note:

On the Effective Date, the Company issued security agreements and term notes to Laurus Master Fund, Ltd. (in liquidation) (“Laurus”), PSource Structured Debt Limited (“PSource”), Valens Offshore SPV I, Ltd. (“Valens I”), Valens Offshore SPV II, Corp. (“Valens II”), Valens U.S. SPV I, LLC (“Valens U.S.”), and LV Administrative Services, Inc. (“Laurus/Valens”), in the original aggregate principal amount of $8.8 million (the “Laurus/Valens Term Notes”) in satisfaction of allowed claims prior to the Effective Date. The following are the material terms and conditions of the Laurus/Valens Term Notes:

•	the Laurus/Valens Term Notes mature on November 17, 2012 and may be prepaid at any time without penalty;

•

interest accrues on the Laurus/Valens Term Notes at the rate of eight and one-half percent (8.5%) per annum (with a twelve and one-half percent (12.5%) per annum default rate), and is payable at the time of any principal payment or prepayment of principal;

•	the Company is required to make mandatory prepayments under the Laurus/Valens Term Notes as follows:

•

on May 17, 2012, a payment of principal, in cash, in the amount of $4.4 million, less the amount of any prior optional prepayments of principal by the Company and the amount of any other mandatory prepayments of principal under the Laurus/Valens Term Notes;

•

a prepayment equal to thirty percent (30%) of the net proceeds (i.e., the gross proceeds received less any investment banking or similar fees and commissions and legal costs and expenses incurred by the Company) of certain capital raising transactions (with certain exclusions); and

•	all of the assets of Analytica, which secure a guaranty of Analytica as to the entire indebtedness under the Laurus/Valens Term Notes.

and

•

with the prior written consent of Laurus/Valens, the Company may convert all or any portion of the outstanding principal and accrued interest under the Laurus/Valens Term Notes into a number of shares of the Company’s common stock equal to (a) the aggregate portion of the principal and accrued but unpaid interest outstanding under the Laurus/Valens Term Note being converted, divided by (b) ninety percent (90%) of the average closing price publicly reported for the Company’s common stock for the ten (10) trading days immediately preceding the date of the notice of conversion.

On August 1, 2011, upon receipt of the second $1 million traunche of the Corps Real Convertible Note (as defined below), the Company paid Laurus/Valens, under the prepayment terms of the Laurus/Valens Term Note as noted above, the amount of $138,853 consisting of $131,012 in principal and $7,841 in accured interest. The principal balance at September 30, 2011 was approximately $8.7 million.

On December 15, 2011, in connection with the Company’s sale of the assets and business of Analytica (“Analytica Asset Purchase Agreement”), the Company entered into an agreement with LV, as agent for and on behalf of Laurus/Valens (the “Laurus/Valens Amendment Agreement”), whereby Laurus/Valens, conditioned upon receipt of the Company’s upfront payment in the Analytica Asset Purchase Agreement in an amount of $4 million: (1) consented to the transactions contemplated by the Analytica Asset Purchase Agreement and released all liens and security interests on Analytica’s assets and business to be sold to the purchaser(s); (2) waived any right to any of the earnout as defined and payable pursuant to the Analytica Asset Purchase Agreement; (3) extended the maturity date of the Company’s outstanding Laurus/Valens Term Notes held by Laurus/Valens from May 17, 2012 and November 17, 2012 to May 17, 2013 and November 17, 2013, respectively; and (4) modified the obligation set forth in the Laurus/Valens Term Notes that previously required the Company to pay thirty percent (30%) of any capital raised by the Company to Laurus/Valens as a prepayment on the Laurus/Valens Term Notes. See Note 21 Subsequent Events.

Accentia Class 4 Promissory Note:

On the Effective Date, the Company issued, a new promissory note in the original principal amount of $4,342,771 (the “Class 4 Plan Note”) to McKesson Corporation (“McKesson”) in satisfaction of McKesson’s approved pre-Effective Date secured claims. The Class 4 Plan Note is payable in cash in one installment on March 17, 2014 (unless earlier accelerated), and the outstanding principal together with all accrued but unpaid interest is due on such date. The following are the material terms and conditions of the Class 4 Plan Note:

•	interest accrues and is payable on the outstanding principal amount under the Class 4 Plan Note at a fixed rate of five percent (5%) per annum (with a ten percent (10%) per annum default rate);

•	the Company may prepay all or any portion of the Class 4 Plan Note, without penalty, at any time; and

•	the Class 4 Plan Note is secured by a lien on 6,102,408 shares of Biovest common stock owned by the Company.

Accentia Class 10 Plan Distributions:

On the Effective Date, the Company became obligated required to pay approximately $2.4 million in cash to unsecured creditors holding Class 10 claims under the Plan (the “Class 10 Plan Distributions”). The Class 10 Plan Distributions mature on March 17, 2014, and the outstanding principal together with all accrued but unpaid interest is due on such date. Interest accrues and is payable on the outstanding principal amount under the Class 10 Plan Distributions at a fixed rate of five percent (5%) per annum.

Unsecured creditors holding an aggregate total of $3,287,695 in Class 10 claims elected to convert those Class 10 claims into shares of the Company’s common stock valued at the average market price for the Company’s common stock over the ten (10) trading days preceding the Effective Date.

As of September 30, 2011, the Company had issued approximately 2.4 million shares of the Company’s common stock to these Class 10 unsecured creditors at a conversion price equal to $1.36 per share.

Biovest Laurus/Valens Term Notes:

On the Biovest Effective Date and pursuant to the Biovest Plan, Biovest issued two new types of notes (the “Laurus/Valens Term A Notes” and the “Laurus/Valens Term B Notes”) in the aggregate original principal amount of $29.06 million to Laurus/Valens in compromise and satisfaction of secured claims prior to the Effective Date.

The following are the material terms and conditions of the Laurus/Valens Term A Notes:

•	the original aggregate principal amount of the Laurus/Valens Term A Notes was $24.9 million;

•	the Laurus/Valens Term A Notes are due in one installment of principal and interest due at maturity on November 17, 2012;

•	interest accrues at the rate of eight percent (8%) per annum (with a twelve percent (12%) per annum default rate), and is payable at the time of any principal payment or prepayment of principal;

•	Biovest may prepay the Laurus/Valens Term A Notes, without penalty, at any time; and

•	Biovest is required to make mandatory prepayments under the Laurus/Valens Term A Notes as follows:

•

a prepayment equal to thirty percent (30%) of the net proceeds (i.e., the gross proceeds received less any investment banking or similar fees and commissions and legal costs and expenses incurred by Biovest) of certain capital raising transactions (with certain exclusions), but only up to the then outstanding principal and accrued interest under the Laurus/Valens Term A Notes;

•	from any intercompany funding by the Company to Biovest (with certain exceptions and conditions); and

•

a prepayment equal to fifty percent (50%) of the positive net cash flow of Biovest for each fiscal quarter after the Biovest Effective Date, less the amount of certain capital expenditures on certain biopharmaceutical products of Biovest made during such fiscal quarter or during any prior fiscal quarter ending after November 17, 2010.

On November 18, 2010, Biovest prepaid the Laurus/Valens Term A Notes in an amount equal to $1.4 million from the proceeds received in the Biovest’s Exit Financing.

The following are the material terms and conditions of the Laurus/Valens Term B Notes:

•	The original aggregate principal amount of the Laurus/Valens Term B Notes was $4.16 million;

•	The Laurus/Valens Term B Notes mature on November 17, 2013;

•	interest accrues at the rate of eight percent (8%) per annum (with a twelve percent (12%) per annum default rate), and is payable at the time of any principal payment or prepayment of principal;

•	Biovest may prepay the Laurus/Valens Term B Notes, without penalty, at any time; and

•

provided that the Laurus/Valens Term A Notes have been paid in full, Biovest is required to make mandatory prepayments under the Laurus/Valens Term B Notes from any intercompany funding by the Company to Biovest (with certain exceptions and conditions), but only up to the amount of the outstanding principal and accrued interest under the Laurus/Valens Term B Notes.

With the prior written consent of Laurus/Valens, Biovest may convert all or any portion of the outstanding principal and accrued interest under either the Laurus/Valens Term A Notes or the Laurus/Valens Term B Notes into shares of Biovest common stock. The number of shares of Biovest common stock issuable on such a conversion is equal to (a) an amount equal to the aggregate portion of the principal and accrued and unpaid interest thereon outstanding under the applicable Laurus/Valens Term A Notes or the Laurus/Valens Term B Notes being converted, divided by (b) ninety percent (90%) of the average closing price publicly reported (or reported by Pink Sheets, LLC) for shares of Biovest common stock for the ten (10) trading days immediately preceding the date of the notice of conversion.

The Laurus/Valens Term A Notes and the Laurus/Valens Term B Notes are secured by a lien on all of the assets of Biovest, junior only to the lien granted to Corps Real and to certain permitted liens by Biovest. The Laurus/Valens Term A Notes and the Laurus/Valens Term B Notes are guaranteed by the Company (the “Accentia Guaranty”), up to a maximum amount of $4,991,360. The Accentia Guaranty is secured by a pledge by the Company of 20,115,818 shares of Biovest common stock owned by the Company and by the assets of the Company’s subsidiary, Analytica.

On December 15, 2011, the Company closed on the definitive agreement selling the assets and business of Analytica. In connection with the Analytica Asset Purchase Agreement, the Company entered into an amendment agreement to the Company’s Laurus/Valens Term Notes with LV, as agent for and on behalf of Laurus/Valens, whereby Laurus/Valens, conditioned upon receipt of an upfront payment of the asset sales proceeds amended the terms of the Accentia Guaranty, whereby Laurus/Valens consented to the transactions contemplated by the Analytica Asset Purchase Agreement and released all liens and security interests on Analytica’s assets and business to be sold to the purchaser. See Note 21 Subsequent Events.

The Laurus/Valens Term A and the Laurus/Valens Term B Notes replaced the following obligations due to Laurus/Valens:

•	the $7.799 million note payable to Laurus originated in March 2006;

•	the $0.250 million note payable to Valens II originated in October 2007;

•	the $0.245 million note payable to Valens U.S. originated in October 2007;

•	the $3.6 million note payable to Valens II originated in December 2007;

•	the $4.9 million note payable to Valens U.S. originated in December 2007;

•	the $7.5 million minimum royalty due on sales of AutovaxID ® instrumentation originated in April 2007; and

•	the $4.4 million loan modification fee, originated in July 2008, in consideration for modifying the terms of all the then outstanding debt due to Laurus/Valens.

The fair value of the Laurus/Valens Term A and the Laurus/Valens Term B Notes was recorded against the combined carrying value of the obligations listed above resulting in a $6.7 million gain on reorganization for the year ended September 30, 2011.

Biovest Class 8 Option A Obligations:

On the Biovest Effective Date and under the Biovest Plan, Biovest became obligated to pay to the Biovest unsecured creditors approximately $2.7 million in cash together with interest at five percent (5%) per annum to be paid in one installment on March 27, 2014. These unsecured creditors’ claims include, but are not limited to the Pulaski Bank notes, the Southwest Bank note, and the guarantor indemnities. As of September 30, 2011, this obligation increased by $0.06 million due to an amendment made to Biovest’s listing of unsecured creditors, allowing a previously unfiled claim for professional services rendered with respect to Biovest’s Phase 3 clinical trial for BiovaxID®. The fair value of the Option A Obligations was recorded against the carrying value of each claim holder electing an Option A distribution as of the Effective Date, resulting in a $0.4 million gain on reorganization for the year ended September 30, 2011.

Biovest Coon Rapids Economic Development Authority Loans (Minnesota MIF Loan and Coon Rapids EDA Loan):

On May 6, 2011, Biovest closed two financing transactions with the Economic Development Authority for the City of Coon Rapids, Minnesota and the Minnesota Investment Fund, which provide capital to help add workers and retain high-quality jobs in the State of Minnesota. Biovest issued two secured promissory notes (the “Minnesota Promissory Notes”) in the aggregate amount of $0.353 million, which amortize over 240 months, with a balloon payment of $0.199 million due on May 1, 2021 (the “Minnesota Promissory Notes”). The Minnesota Promissory Notes bear interest as follows, yielding an effective interest rate of 4.1%:

•	Months 1-60 at 2.5% interest

•	Months 61-80 at 5.0% interest

•	Months 81-100 at 7.0% interest

•	Months 101-120 at 9.0% interest

Biovest may prepay the Minnesota Promissory Notes at any time prior to maturity without penalty. Proceeds from the transaction in the amount of $0.353 million were used to fund capital improvements made to Biovest’s existing manufacturing facility in Minneapolis (Coon Rapids), Minnesota.

Future maturities of other long-term debt are as follows:

in thousands

12 Months ending September 30,
2012	$3,680
2013	27,880
2014	14,079
2015	15
Thereafter	290

$45,944